Share based compensation - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands												1 Months Ended							2 Months Ended	4 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($) shares $ / shares	Jul. 31, 2024 CNY (¥) shares	Jun. 29, 2023 USD ($) shares	Jun. 29, 2023 CNY (¥) shares	Apr. 30, 2023 $ / shares shares	Jan. 31, 2023 shares	Oct. 31, 2022 USD ($) shares	Oct. 31, 2022 CNY (¥) shares	Aug. 20, 2022 USD ($) $ / shares shares	Aug. 20, 2022 CNY (¥) shares	Aug. 19, 2022	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Jan. 31, 2023 shares	Jan. 31, 2022	Dec. 31, 2021 shares	Jul. 31, 2021 $ / shares	Mar. 31, 2021 $ / shares	Jan. 30, 2022 $ / shares	Jul. 31, 2024 shares	Sep. 30, 2023 $ / shares shares	Sep. 30, 2022 $ / shares shares	Nov. 30, 2022 shares	Dec. 31, 2024 USD ($) approach $ / shares shares	Dec. 31, 2024 CNY (¥) approach shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2019 shares	Dec. 31, 2024 CNY (¥) shares
Share based compensation
Number Of Share Based Compensation Approaches | approach																								3	3
RSU
Share based compensation
Total compensation expense recognized | ¥																									¥ 93,567	¥ 165,930		¥ 524,553
Total unrecognized compensation expense												$ 3,410												$ 3,410						¥ 24,551
Weighted-average period																								1 year 4 months 24 days	1 year 4 months 24 days
RSU | Selling, general and administrative expenses
Share based compensation
Total compensation expense recognized | ¥																									¥ 90,725	139,340		481,567
RSU | Tranche one
Share based compensation
Service period																								12 months	12 months
RSU | Tranche two
Share based compensation
Service period																								12 months	12 months
RSU | Tranche three
Share based compensation
Service period																								12 months	12 months
RSU | After the completion of a qualified IPO
Share based compensation
Vesting percentage																								20.00%	20.00%
Service period																								12 months	12 months
RSU | Upon a qualified IPO
Share based compensation
Vesting percentage																								50.00%	50.00%
Service period																								60 months	60 months
RSU | Before a qualified IPO is achieved
Share based compensation
Vesting percentage																								50.00%	50.00%
Service period																								5 years	5 years
PSU
Share based compensation
Vested (in shares)																								0	0
Aggregate number of share options granted (in shares)																								2,000,000	2,000,000
Total unrecognized compensation expense												$ 7,463												$ 7,463						54,475
Weighted-average period																								2 years	2 years
PSU | Selling, general and administrative expenses
Share based compensation
Total compensation expense recognized | $																								$ 1,350
2019 RSU Plan | RSU
Share based compensation
Shares transferred (in shares)																													23,859,142
Percent of total outstanding shares																													10.00%
Service period	3 years	3 years	3 years	3 years										3 years
Aggregate number of shares granted (in shares)																						6,680,560
Weighted average exercise price (in USD or RMB per share) | $ / shares	$ 1.00				$ 0.32														$ 1.96		$ 2.19	$ 0.56
Aggregate number of share options granted (in shares)																					4,342,364
Number of awards modified (in shares)					1,073,662
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee
Share based compensation
Service period															12 months
Aggregate number of shares granted (in shares)							4,771,828	4,771,828
Weighted average exercise price (in USD or RMB per share) | $ / shares	$ 3.50								$ 0.32									$ 2.96
Number of awards modified (in shares)	3,742,364	3,742,364							1,431,549	1,431,549
Incremental compensation cost recognized immediately for the vested RSUs	$ 1,458	¥ 10,498	$ 2,349	¥ 16,440			$ 17,993	¥ 119,408	$ 750	¥ 4,976
Incremental compensation cost to be recorded			$ 1,756	¥ 12,290					$ 2,999	¥ 19,904
Period to record incremental compensation cost									3 years 6 months	3 years 6 months	3 years 3 months 18 days
Number of unvested awards (in shares)							1,988,262	1,988,262
Vesting period							30 months	30 months							36 months
Number of grantees affected	1,192,957	1,192,957	1,312,253	1,312,253		1,789,437
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche one
Share based compensation
Vesting percentage														20.00%	20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche one | Vesting Scenario One
Share based compensation
Vesting percentage			20.00%	20.00%																	20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche one | Vesting Scenario Two
Share based compensation
Vesting percentage	20.00%	20.00%	20.00%	20.00%																	50.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche one | Vesting Scenario Three
Share based compensation
Vesting percentage																					25.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche one | Vesting Scenario Four
Share based compensation
Vesting percentage																					40.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche two
Share based compensation
Vesting percentage														50.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche two | Vesting Scenario One
Share based compensation
Vesting percentage			50.00%	50.00%																	20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche two | Vesting Scenario Two
Share based compensation
Vesting percentage	60.00%	60.00%	20.00%	20.00%																	30.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche two | Vesting Scenario Three
Share based compensation
Vesting percentage																					25.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche two | Vesting Scenario Four
Share based compensation
Vesting percentage																					30.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche three
Share based compensation
Vesting percentage														30.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche three | Vesting Scenario One
Share based compensation
Vesting percentage			30.00%	30.00%																	20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche three | Vesting Scenario Two
Share based compensation
Vesting percentage			60.00%	60.00%																	20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche three | Vesting Scenario Three
Share based compensation
Vesting percentage																					25.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche three | Vesting Scenario Four
Share based compensation
Vesting percentage																					30.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche Four | Vesting Scenario One
Share based compensation
Vesting percentage																					20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche Four | Vesting Scenario Three
Share based compensation
Vesting percentage																					25.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche Five | Vesting Scenario One
Share based compensation
Vesting percentage																					20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Vest on a monthly basis over thirty-six (36) months from May 2022
Share based compensation
Vesting percentage															50.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Vest on April 1, 2022
Share based compensation
Vesting percentage															0.50%
2021 Option Plan
Share based compensation
Aggregate number of share options granted (in shares)												246,724	93,904											5,821,580	5,821,580
Total compensation expense recognized | ¥																									¥ 33,660	8,095		201,098
Weighted-average period																								2 years 3 months 14 days	2 years 3 months 14 days
Exercise price per share (in USD per share) | $ / shares																	$ 9.70							$ 0.50
Total unrecognized compensation expense												$ 2,346												$ 2,346						¥ 16,890
2021 Option Plan | Selling, general and administrative expenses
Share based compensation
Total compensation expense recognized | ¥																									¥ 13,136	¥ 1,205		¥ 93,824
2021 Option Plan | Tranche one
Share based compensation
Vesting percentage																				25.00%
2021 Option Plan | Tranche two
Share based compensation
Vesting percentage																				25.00%
2021 Option Plan | Tranche three
Share based compensation
Vesting percentage																				25.00%
2021 Option Plan | Tranche Four
Share based compensation
Vesting percentage																				25.00%
2021 Option Plan | Vesting upon the completion of Merger with COVA
Share based compensation
Vested (in shares)																											6,818,048	6,818,048
Total compensation expense recognized																									¥ 9,723		$ 30,384	¥ 201,645
2021 Option Plan | Upon a qualified IPO
Share based compensation
Vesting percentage																				25.00%
2021 Option Plan | Share-Based Payment Arrangement, Employee
Share based compensation
Aggregate number of share options granted (in shares)																				5,574,856			2,354,744
2021 Option Plan | RSU
Share based compensation
Vested (in shares)																5,101,085
Remaining portion of shares, (in shares)																2,607,277
2021 Option Plan | RSU | Share-Based Payment Arrangement, Employee
Share based compensation
Number of awards modified (in shares)														63,464
Share Incentive Plan, 2022
Share based compensation
Number of unvested awards (in shares)												11,863,038	15,033,854											11,863,038		15,033,854				11,863,038
Nonvested (in shares) | ¥													¥ 56,876													¥ 56,876		0		¥ 175,862
Share Incentive Plan, 2022 | RSU
Share based compensation
Vested (in shares)													460,671
Aggregate number of shares granted (in shares)													460,671											206,287	206,287
Share Incentive Plan, 2022 | RSU | Vesting upon the completion of Merger with COVA
Share based compensation
Total compensation expense recognized																											$ 19,505	¥ 129,444
Share Incentive Plan, 2022 | RSU | Share-Based Payment Arrangement, Employee
Share based compensation
Number of awards modified (in shares)																								1,050,203	1,050,203